INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Company's net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$9,695	$36,961
Startup/Organizational expenses	488,923	472,542
Unrealized gain on marketable securities	(4,382)	(43,985)
Total deferred tax assets	494,236	465,518
Valuation allowance	(494,236)	(465,518)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(28,719)	(465,518)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	28,719	465,518

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expense	(33.19)%	—
Change in fair value of warrants	12.38%	0.0%
Transaction costs incurred in connection with warrant liabilities	—	(0.0)%
Valuation allowance	(0.19)%	(21.0)%
Income tax provision	0.0%	0.0%